Business Segments (Details) - Schedule of business segments - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue
Furniture and appliances	$ 3,145,955	$ 3,141,313	$ 9,762,939	$ 4,327,294
Construction	1,338,428		4,169,305		$ 1,120,224
Automotive supplies	2,250,645		4,231,013
Total Revenue	6,735,028	3,141,313	18,163,257	4,327,294
Total cost of sales	4,573,123	2,429,714	12,348,594	3,353,608	9,406,228	1,830,067
Total operating expenses	3,021,447	969,836	7,265,391	1,926,772
Income (loss) from operations	(859,542)	(258,237)	(1,450,728)	(953,086)
Retail & Appliances [Member]
Revenue
Furniture and appliances	3,145,955	3,141,313	9,762,939	4,327,294
Construction
Automotive supplies
Total Revenue	3,145,955	3,141,313	9,762,939	4,327,294
Total cost of sales	2,300,664	2,429,714	7,409,913	3,353,608	$ 5,866,414
Total operating expenses	683,110	843,000	2,095,280	1,278,284
Income (loss) from operations	162,181	(131,401)	257,746	(304,598)
Construction [Member]
Revenue
Furniture and appliances
Construction	1,338,428		4,169,305
Automotive supplies
Total Revenue	1,338,428		4,169,305
Total cost of sales	805,513		2,280,009
Total operating expenses	612,880		1,687,998
Income (loss) from operations	(79,965)		201,298
Automotive Supplies [Member]
Revenue
Furniture and appliances
Construction
Automotive supplies	2,250,645		4,231,013
Total Revenue	2,250,645		4,231,013
Total cost of sales	1,466,946		2,658,672
Total operating expenses	1,249,778		2,509,008
Income (loss) from operations	(466,079)		(936,667)
Corporate Services [Member]
Revenue
Furniture and appliances
Construction
Automotive supplies
Total Revenue
Total cost of sales
Total operating expenses	475,679	126,836	973,105	648,488
Income (loss) from operations	$ (475,679)	$ (126,836)	$ (973,105)	$ (648,488)